ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities	$ 112,671	$ 175,702